Financial instruments (Details 1) € in Thousands, $ in Thousands	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Cash and cash equivalents	$ 93,282		$ 178,513	$ 188,958	$ 63,285
Short-term investments	723		32,091
Accounts receivable	46,849		59,315
Accounts payable	55,502		$ 54,792
United States of America, Dollars
Cash and cash equivalents	69,899
Short-term investments	500
Accounts receivable	14,304
Accounts payable	$ 4,012
Euro Member Countries, Euro
Cash and cash equivalents | €		€ 9,190
Accounts receivable | €		38,916
Accounts payable | €		€ 27,667